Note 4 - Warrants - Assumptions Used (Details)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, assumptions	0.051	0.042	0.001
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants, assumptions	0.691	0.631	0.718
Minimum [Member] | Measurement Input, Expected Term [Member]
Warrants, assumptions	0.2	0.1	0.1
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, assumptions	0.056	0.048	0.011
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants, assumptions	0.898	0.763	1.145
Maximum [Member] | Measurement Input, Expected Term [Member]
Warrants, assumptions	1.9	2.6	3.6